UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Mortgage Opportunity Term Fund (JLS)
September 30, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS - 131.5%(97.2% of Total Investments)
	MORTGAGE-BACKED SECURITIES - 131.0% (96.8% of Total Investments)
	Residential - 131.0%
$ 2,700	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$2,744,528
6,500	Argent Securities Inc., ASset-Backed Pass-Through Certificates, Series 2005-W2	0.642%	10/25/35	B-	5,168,053
8,837	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.392%	9/25/36	CCC	6,273,502
3,114	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,576,949
4,775	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.445%	7/20/36	B1	4,459,735
3,391	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	3,187,947
878	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.679%	5/20/36	Caa2	829,151
7,466	Bank of America Funding Trust, 2007-A 2A1	0.315%	2/20/47	CCC	6,416,458
8,300	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2006-AA2	0.322%	1/25/37	Caa3	6,290,994
6,551	BCAP LLC Trust, Mortgage Pass-Through Certificates,Series 2007 AA1 2A1	0.332%	3/25/37	Caa3	5,328,211
3,280	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.612%	6/25/35	Caa2	3,051,799
3,961	Bear Stearns Adjustable Rate Mortgage Trust 2007-5	4.875%	8/25/47	D	3,684,351
1,118	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.546%	7/25/36	D	928,603
4,566	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.481%	10/25/36	D	3,884,599
7,192	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.998%	6/25/47	D	6,488,426
1,595	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.530%	2/25/36	Caa3	1,295,078
6,518	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.559%	2/25/36	Caa3	5,809,212
5,222	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.736%	2/25/47	D	4,495,366
3,423	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.762%	2/25/47	D	2,729,342
5,496	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.472%	6/25/46	Ca	3,669,025
6,017	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.680%	8/25/46	Ca	4,404,174
2,113	Bear Stearns Asset Backed Securities I Trust 2002-EC2	0.555%	2/25/36	BBB	2,017,300
2,175	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.898%	6/11/40	B1	2,207,969
2,457	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	2,452,261
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.632%	10/25/35	BB-	5,614,129
6,985	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.302%	6/25/37	Caa1	6,091,947
6,588	Chaseflex Trust Series 2007-2	0.432%	5/25/37	CCC	5,986,225
2,058	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	3.217%	3/25/37	D	1,641,235
1,415	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.695%	3/25/36	Caa3	1,302,373
2,006	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.640%	8/25/35	Caa2	1,863,615
8,294	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.372%	1/25/37	CCC	6,023,771
1,650	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.681%	7/25/37	Caa3	1,537,183
2,278	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.451%	11/25/36	D	1,902,927
3,497	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.605%	11/25/36	D	2,932,743
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.728%	10/15/45	BBB-	3,730,669
2,485	Countrywide Alternative Loan Trust, Mortgage Pass-Through Cerftificates, Series 2005-63	5.307%	11/25/35	Ca	2,037,791
676	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	531,546
5,388	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	4,510,406
2,252	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	1,891,260
96	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	2.588%	3/25/47	Caa2	94,775
6,529	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.292%	8/25/37	Caa3	5,437,018
2,382	Countrywide Asset Backed Certificates Trust 2005-IM1	0.552%	11/25/35	BBB+	2,189,074
3,612	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.302%	3/25/47	AAA	3,074,702
2,425	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.460%	3/20/36	CCC	2,042,864
1,388	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	2.941%	2/20/36	Caa3	1,177,375
5,249	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	4.835%	11/20/35	Caa3	4,742,079
845	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.987%	9/25/37	D	787,346
6,580	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	2.657%	4/25/37	D	5,545,564
4,630	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.422%	11/25/35	B+	4,299,227
5,690	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.272%	8/25/36	CCC	3,955,547
947	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.362%	6/25/37	Caa3	744,240
3,756	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.793%	3/25/36	Caa3	2,936,404
1,238	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.942%	5/25/36	D	1,154,565
815	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.752%	5/25/24	N/R	755,189
2,790	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.402%	10/25/23	N/R	3,151,361
995	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.552%	1/25/24	N/R	1,067,921
4,000	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.152%	7/25/24	N/R	3,781,820
4,953	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.495%	5/15/36	Aaa	769,704
5,570	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.465%	7/15/36	Aaa	879,045
6,500	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3	0.682%	9/25/35	B1	6,073,392
3,481	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	2,946,174
3,152	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	2,666,988
6,879	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.652%	2/25/37	Caa3	4,269,825
2,538	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.239%	9/25/35	Caa2	2,233,473
228	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.596%	5/25/37	D	185,379
2,213	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.556%	8/25/37	D	1,839,239
7,310	Freddie Mac Collaterlized Mortgage REMIC Series 4338, (I/O)	2.490%	6/25/42	N/R	1,396,056
3,850	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K713, 144A	3.165%	4/25/46	BBB	3,724,867
5,400	Freddie Mac Mulitfamily Strucured Pass-Through Certificates, Series K701, (I/O)	2.108%	7/25/48	Aaa	320,053
4,588	Freddie Mac Multi-Class Certificates, (I/O)	6.145%	8/15/35	Aaa	655,952
895	Freddie Mac Multi-Class Certificates, (I/O)	6.995%	6/15/36	Aaa	169,148
2,402	Freddie Mac Multi-Class Certificates, (I/O)	6.845%	8/15/36	Aaa	405,774
2,580	Freddie Mac Multi-Class Certificates, (I/O)	6.245%	6/15/39	Aaa	309,688
2,282	Freddie Mac Multi-Class Certificates, (I/O)	6.045%	10/15/39	Aaa	327,273
4,673	Freddie Mac Multi-Class Certificates, (I/O)	6.295%	2/15/40	Aaa	640,595
4,000	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	4,221,300
1,210	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.819%	6/25/47	A-	1,241,671
5,122	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.626%	7/25/46	Baa3	4,869,462
1,491	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K38, 144A	4.636%	6/25/47	BBB+	1,518,697
1,150	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.124%	2/25/46	Baa2	1,159,903
6,950	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.111%	12/25/41	Aaa	1,088,370
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.751%	11/25/40	Aaa	2,045,192
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.661%	7/25/41	Aaa	1,337,212
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	2,044,878
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.206%	1/25/24	N/R	1,625,350
11,060	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.017%	2/25/41	N/R	1,249,470
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	Aaa	803,252
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.790%	1/25/43	Aaa	248,647
13,675	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	1,693,833
775	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.558%	1/25/47	A-	788,466
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	1,105,463
4,842	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	2.944%	9/19/35	CCC	4,692,968
4,347	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	3,618,785
3,902	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	2.965%	4/19/36	Caa3	3,453,894
3,886	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.382%	3/25/36	Caa3	3,449,264
6,805	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.602%	8/25/37	CCC	6,074,552
435	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.624%	3/25/47	D	381,230
7,381	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.663%	1/25/36	D	6,795,463
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	355,547
2,550	Gramercy Park CLO Limited, Series 2012-1AR, 144A	3.178%	7/17/23	A	2,549,722
3,237	Granite Master Issuer PLC Series 2006-3	0.235%	12/20/54	AAA	3,219,408
2,174	GSAA Home Equity Trust Series 2007-5	0.252%	3/25/47	CCC	1,164,983
2,930	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	2,046,392
3,988	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	3.881%	4/25/36	D	3,413,860
3,935	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.715%	5/25/37	D	3,266,571
5,593	HarborView Mortgage Loan Trust 2006-12	0.394%	12/19/36	Ca	3,893,127
7,173	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.412%	1/25/36	Caa1	6,212,875
3,947	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.262%	10/25/36	CCC	2,193,162
2,000	Impac Secured Assets Corporation 2004-3	1.052%	11/25/34	Baa1	1,651,216
1,819	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	4.994%	8/25/36	B2	1,815,502
3,464	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.365%	7/25/37	Caa2	3,180,039
688	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.378%	11/25/35	Caa3	583,471
3,059	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.272%	7/25/36	D	2,367,524
7,182	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.059%	6/25/37	Ca	5,512,426
1,792	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.585%	6/25/36	Caa2	1,544,255
3,300	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	2,696,922
4,170	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa2	4,410,384
1,199	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	1,019,519
5,509	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.532%	1/25/37	Caa3	3,461,061
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	5,018,365
2,300	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,402,943
4,200	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.412%	5/25/37	B3	3,226,818
3,975	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.567%	10/25/36	Caa2	3,414,037
657	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.681%	6/25/37	D	568,178
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.049%	6/15/38	Ba2	2,627,158
4,270	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.510%	8/25/36	Caa2	3,936,278
6,698	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	2.842%	6/25/37	D	5,292,116
4,465	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.498%	12/25/35	CCC	4,330,836
3,800	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	6.027%	6/12/50	B-	3,948,056
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.078%	8/12/49	BB	4,019,582
7,660	Morgan Stanley Capital I Inc., Mortgage Psas Through Certificates, Series 2006- HE1	0.442%	1/25/36	CCC	6,802,563
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Cerificates, Series 2006-HQ8	5.673%	3/12/44	BB	4,196,344
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.552%	10/12/52	Baa3	2,090,726
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.552%	10/12/52	Ba1	1,534,209
4,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.867%	4/15/49	Ba2	4,191,528
3,850	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	3,922,896
3,115	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.837%	3/25/36	Caa3	2,659,469
5,440	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.412%	12/25/35	BB+	5,034,393
6,880	Mortgage-IT Trust 2005-4	0.432%	10/25/35	BB+	6,308,863
2,574	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.452%	4/25/36	CCC	2,221,872
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	4.924%	4/25/35	B1	520,033
4,377	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	4,254,509
4,861	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	3,136,686
4,098	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.342%	7/25/36	Caa3	3,241,019
6,884	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.536%	9/25/35	Caa3	5,795,877
4,160	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	3,695,342
2,450	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	2,014,180
2,135	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.128%	5/25/35	Ca	1,758,690
3,500	Residential ASset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.652%	7/25/35	Ba1	3,003,207
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.442%	2/25/36	B2	6,139,684
2,901	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	3.867%	7/27/37	D	2,441,804
1,803	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.623%	9/25/36	D	1,518,917
2,893	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	2,401,498
3,046	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.225%	2/25/36	Caa2	2,720,388
3,199	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.048%	4/25/37	Caa2	2,802,872
3,421	Residential Funding Mortgage Securities I,Mortgage Pass-Through Certificates, Series 2007-SA2	3.048%	4/25/37	Caa2	2,997,969
2,263	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	3.663%	8/25/36	D	1,995,374
5,239	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.442%	2/20/47	CCC	4,551,293
582	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	605,820
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.902%	1/25/35	BB+	851,405
5,575	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.342%	7/25/37	CCC	4,137,419
905	Structured Agency Credit Risk Debt Notes 2014-DN2	3.752%	4/25/24	N/R	878,832
7,700	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.402%	11/25/23	N/R	8,125,417
3,088	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	2.712%	4/25/37	D	2,612,383
1,742	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.961%	10/25/37	Caa1	1,613,175
685	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.869%	10/25/37	Caa1	611,176
5,220	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.625%	2/25/37	D	4,484,188
3,434	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	3,388,723
3,820	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C17, 144A	5.557%	3/15/42	BB-	3,820,711
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	4,327,667
1,366	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.861%	4/15/47	CCC	1,317,011
3,075	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	3,176,367
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.417%	10/15/44	BB	3,623,017
1,949	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.016%	11/25/36	D	1,728,872
3,800	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	0.935%	12/25/46	CCC	3,153,045
2,836	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.830%	1/25/37	D	2,442,271
1,738	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.428%	6/25/37	D	1,516,858
2,638	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,034,294
5,941	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.046%	12/25/36	D	5,155,924
4,416	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.047%	12/25/36	D	3,873,404
3,179	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.095%	7/25/46	CCC	2,734,115
3,969	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	3,825,650
1,462	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,313,339
3,270	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.588%	12/28/37	D	2,687,742
517	Wells fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass-Through Certificates	2.611%	10/25/36	D	497,684
899	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.620%	10/25/36	Caa2	845,849
303	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	2.489%	10/25/36	CCC	283,450
2,944	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.109%	11/25/37	Caa2	2,670,222
6,610	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.581%	12/28/37	Caa3	6,118,705
4,273	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.610%	7/25/36	D	3,905,468
277	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.618%	9/25/36	Caa1	258,003
631	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.486%	9/25/36	Caa2	588,798
1,223	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.600%	4/25/36	D	1,198,409
1,925	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.615%	4/25/36	CC	1,855,436
763,282	Total Residential				551,803,258
$ 763,282	Total Mortgage-Backed Securities (cost $519,780,349)				551,803,258

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES - 0.5% (0.4% of Total Investments)
	Wireless Telecommunication Services - 0.5%
$ 2,065	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 2,046,254
$ 2,065	Total Asset-Backed Securities (cost $2,065,000)				2,046,254
	Total Long-Term Investments (cost $521,845,349)				553,849,512

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS - 3.7% (2.8% of Total Investments)
$ 15,746	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $15,746,176, collateralized by $16,105,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $16,064,788	0.000%	10/01/14	N/A	$ 15,746,176
	Total Short-Term Investments (cost $15,746,176)				15,746,176
	Total Investments (cost $537,591,525) - 135.2%				569,595,688
	Borrowings - (34.9)% (3), (4)				(147,200,000)
	Other Assets Less Liabilities - (0.3)%				(1,134,040)
	Net Assets - 100%				$ 421,261,648

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Description	Position	Contracts	Expiration	at Value	(Depreciation)
U.S 5-Year Treasury Note	Short	(38)	12/14	$ (4,493,797)	$ 16,670
U.S 10-Year Treasury Note	Short	(27)	12/14	(3,365,297)	24,922
				$ (7,859,094)	$ 41,592

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 551,803,258	$ –	$ 551,803,258
Asset-Backed Securities	–	2,046,254	–	2,046,254
Short-Term Investments:
Repurchase Agreements	–	15,746,176	–	15,746,176
Investments in Derivatives:
Futures Contracts*	41,592	–	–	41,592
Total	$ 41,592	$ 569,595,688	$ –	$ 569,637,280
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the feeder Public Private Investment Program funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $525,194,775.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation	$ 47,604,057
	Depreciation	(3,203,144)
	Net unrealized appreciation (depreciation) of investments	$ 44,400,913

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 25.8%.

(4)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

I/O	Interest only security.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014